Schedule of Contract liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Contract liabilities - receipts in advance	$ 108,165	$ 276,210
Revenue recognized from beginning contract liabilities	$ 276,210	$ 506,917